Depreciation and amortization (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortization expense [abstract]
Depreciation of property and equipment (See Note 13.1)	$ 20,672,963	$ 22,694,895	$ 25,609,369
Amortization of intangible assets (See Note 14)	3,727,340	2,049,038	1,311,756
Amortization of rights to use leased real estate (See Note 13.1)	2,401,985	6,286,287	6,331,675
Depreciation of investment properties (See Note 13.2)	1,072,992	942,985	322,980
Loss from sale or impairment of property and equipment (See Note 13.1)	797,137	2,191,553	228,652
Depreciation of other assets	4,903	6,499	54,562
TOTAL	$ 28,677,320	$ 34,171,257	$ 33,858,994